GOODWILL AND OTHER INTANGIBLE ASSETS (Details 1)	Mar. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 38,271
2023	51,028
2024	51,028
2025	51,028
2026	51,028
Thereafter	87,822
Total	$ 330,205